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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   6/30/01

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                        Kramer Spellman
Address:                                     237 Park Ave.
Form 13F File Number: 28-                    New York, NY 10017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Trapp
Title:    Customer Service Rep.
Phone:    212-251-3134

                    New York, NY                  8/6/01
[Signature]         [City, State]                 [Date]


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total (thousands): $

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     NONE

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
                                   Form 13F INFORMATION TABLE

             ITEM 1         ITEM 2       ITEM 3      ITEM 4     ITEM 5             ITEM 6          ITEM 7            ITEM 8
                                                                           INVEST   DISC.           MANA-   VOTING  AUTHORITY
         NAME OF ISSUER      TITLE        CUSIP       FAIR     SHARES OF                            GERS
                              OF         NUMBER      MARKET    PRINCIPAL
                             CLASS                   VALUE      AMOUNT      SOLE   SHARED   OTHER            SOLE    SHARED     NONE
                                                                            (A)     (B)     (C)              (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
ACE CASH EXPRESS INC        OTC EQ        4403101    512500     50000 N      X                      KRAM     50000     0       0

AMBASE CORP                 OTC EQ       23164106    808588    878900 N      X                      KRAM    817800     0       0

ADVANTA CORP-CL B NON-VTG   OTC EQ        7942204    209550     15000 N      X                      KRAM     15000     0       0

AMERICAN HOME MTG HLDGS IN  OTC EQ      02660M108    130955     11000 N      X                      KRAM     11000     0       0

*** NT BUTTERFIELD          OTC EQ      G0772R109    223376      9200 N      X                      KRAM      9200     0       0

BANK OF BERMUDA LTD         OTC EQ      G07644100   1332500     26650 N      X                      KRAM     25550     0       0

BAY VIEW CAPITAL CORP - DE  COMMON      07262L101    921805    123236 N      X                      KRAM    123236     0       0

COMPUCREDIT CORP            OTC EQ      20478N100    602225     54500 N      X                      KRAM     54500     0       0

DEVX ENERGY INC.            OTC EQ      25189P203    262000     40000 N      X                      KRAM     35800     0       0

EFUNDS CORP                 OTC EQ      28224R101   1041600     56000 N      X                      KRAM     56000     0       0

E TRADE GROUP INC           COMMON      269246104    161250     25000 N      X                      KRAM     25000     0       0

FOG CUTTER CAPITAL GROUP I  OTC EQ      34416Q109    727384    293300 N      X                      KRAM    278700     0       0

FIRST FINANCIAL FUND INC    COMMON      320228109    160552     12200 N      X                      KRAM     12200     0       0

FIRST INVESTORS FINANCIAL   OTC EQ      32058A101    418320    116200 N      X                      KRAM    115800     0       0

FRANKLIN BANK N.A.          OTC EQ      352456107    257550     17000 N      X                      KRAM     17000     0       0

GALILEO INTERNATIONAL INC   COMMON      363547100    430625     13250 N      X                      KRAM     13250     0       0

HAWTHORNE FINANCIAL CORP    OTC EQ      420542102    816750     45000 N      X                      KRAM     45000     0       0

ITLA CAPITAL CORP           OTC EQ      450565106    180000     10000 N      X                      KRAM     10000     0       0

AMERICA FIRST MORTGAGE      COMMON       23934102    296800     40000 N      X                      KRAM     40000     0       0

MEADOWBROOK INSURANCE GROU  COMMON      58319P108    130000     40000 N      X                      KRAM     40000     0       0

MYLAN LABORATORIES INC      COMMON      628530107    225040      8000 N      X                      KRAM      8000     0       0

INDYMAC MTG HLDGS INC       COMMON      456607100    696800     26000 N      X                      KRAM     26000     0       0

NORTH VALLEY BANCORP-CALIF  OTC EQ      66304M105    747300     53000 N      X                      KRAM     53000     0       0

OLD STONE CORP-12% CONV PF  OTC EQ      680293305    142350     21900 N      X                      KRAM     21900     0       0

PORT FINANCIAL CORP         OTC EQ      734119100   1354725     66900 N      X                      KRAM     65400     0       0

PROVIDENT FINANCIAL HOLDIN  OTC EQ      743868101    407050     17500 N      X                      KRAM     17500     0       0

PACIFIC UNION BANK CALIF    OTC EQ      695025106    902880     75240 N      X                      KRAM     71940     0       0

PXRE GROUP LTD BERMUDA      COMMON      G73018106    624000     32000 N      X                      KRAM     32000     0       0

ISTAR FINANCIAL INC         COMMON      45031U101    454020     16100 N      X                      KRAM     16100     0       0

USA EDUCATION INC           COMMON      90390U102    730000     10000 N      X                      KRAM     10000     0       0

SOVEREIGN BANCORP INC       OTC EQ      SVRN         325000     25000 N      X                      KRAM     25000     0       0

UNION ACCEPTANCE CORP-CL A  OTC EQ      904832102    152550     27000 N      X                      KRAM     27000     0       0

UGLY DUCKLING CORP          OTC EQ      903512101    635835    145500 N      X                      KRAM    145500     0       0

VESTA INSURANCE GROUP INC   COMMON      925391104    164250     15000 N      X                      KRAM     15000     0       0

WILSHIRE FINL SVCS GROUP I  OTC EQ      971867205    252175    131000 N      X                      KRAM    131000     0       0
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